LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

	Equity securities without readily determinable	Equity method	Available for sales	Held-to- maturity
	fair value	investments	investment	investment	Total
	RMB	RMB		RMB	RMB
Balance at December 31, 2019	543,178	206,823	10,443	15,200	775,644
Additions	396,549	53,929	—	19,100	469,578
Disposals	(5,000)	—	(10,443)	—	(15,443)
Share of (loss) in equity method investments	—	(21,317)	—	—	(21,317)
Impairment charges	(282,076)	(179,193)	—	(1,221)	(462,490)
Impact of exchange rate	(4,949)	(2,751)	—		(7,700)
Balance at December 31, 2020	647,702	57,491	—	33,079	738,272
Additions	97	19,971	—	38,000	58,068
Disposals	—	(7,652)	—	(18,983)	(26,635)
Loss in held-to-maturity investment	—	—	—	(14,096)	(14,096)
Share of (loss) in equity method investments	—	(7,167)	—	—	(7,167)
Impairment charges	(23,193)	(4,229)	—	—	(27,422)
Impact of exchange rate	6,787	(381)	—	—	6,406
Balance at December 31, 2021	631,393	58,033		38,000	727,426
Additions	—	3,000		14,207	17,207
Disposal	—	(14,738)		(38,000)	(52,738)
Loss in held-to-maturity investment	—	—		—	—
Share of income in equity method investments	—	19,432		—	19,432
Impairment charges	(164,161)	(3,452)		(14,207)	(181,820)
Impact of accounting method changes	(361,100)	361,100		—	—
Impact of exchange rate	(3,622)	4,322		—	700
Balance at December 31, 2022	102,510	427,697		—	530,207

Equity securities without readily determinable fair value

The following table sets forth the Group’s equity securities without readily determinable fair value:

	December 31,	December 31,
	2021	2022
	RMB	RMB
EZhou Rural Commercial Bank	40,000	40,000
BitPay, Inc. (Delaware)(i)	25,490	27,589
Zhuhai Yuanxin investment partnership (limited partnership(“ZhuhaiYuanxin”)	15,000	—
Ningbo Weilie investment management partnership (limited partnership) (“NingboWeilie”) (ii)	20,000	20,000
Shanghai Xinzheng Financial Information Consulting Co., Ltd. (iii)	129,786	—
Hubei Consumption Financial Company (“Hubei Consumption”)	361,100	—
Others	40,017	14,921
Total	631,393	102,510

(i)	In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for a cash consideration of US$4,000. The Group holds 1.11% equity interest as of December 31, 2021 and December 31,2022. No impairment existed at December 31, 2021 and December 31,2022,and there were no observable price changes for the year ended December 31, 2022.

(ii)	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for a total cash consideration of RMB 20,000,000.No impairment existed at December 31, 2021 and December 31,2022, and there were no observable price changes for the year ended December 31,2022.

(iii)	In September 2018, the Group purchased a 15% equity interest of Shanghai Xinzheng Financial Information Consulting Co., Ltd. for a total consideration of RMB129,786. The Group holds a 15% equity interest as of December 31, 2021 and 2022 respectively. No impairment existed at December 31, 2021. Due poor operation and accumulated loss of Shanghai Xinzheng , the Group fully impaired the investment as of December 31,2022.

Equity method investments

	December 31,	December 31,
	2021	2022
	RMB	RMB
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”) (i)	17,101	10,549
PT.TIRTA Finance(ii)	19,760	24,218
Hubei Consumption Financial Company (“Hubei Consumption”) (iii)	—	390,019
Others	21,172	2,911
Total	58,033	427,697

(i)	In September 2017, the Group purchased an equity interest of CSJ Golden Bull for a total cash consideration of RMB40,900. The Group holds a 25% equity interest as of December 31, 2021 and December 31, 2022.Equity loss of CSJ Golden Bull for the years ended December 31, 2020,2021 and 2022 was RMB4,540, RMB5,034 and RMB6,552 respectively.

(ii)	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and record a loss of RMB582. The fair value at the disposal day was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. The Group continued to have significant influence on PT.TIRTA Finance and account for a 40% equity interest in it. After the transaction, Trusty Cars Pte. Ltd became a related party. Nil transaction between Trusty Cars Pte. Ltd and the Group after the transaction. No impairment existed at December 31, 2022, and there were no observable price changes for the year ended December 31, 2022.Equity loss of PT.TIRTA Finance for the years ended December 31, 2020,2021 and 2022 was nil, RMB211 and RMB (136) respectively.

(iii)	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.47% equity interest in Hubei Consumption. No impairment existed at December 31, 2021 and December 31, 2022, and there were no observable price changes for the year ended December 31, 2022.Equity income of Hubei Consumption for the years ended December 31, 2020,2021 and 2022 was RMB 4,540, nil and RMB 28,919 respectively.

Held-to-maturity investments

In 2019, the Group purchased a principal-guaranteed debt investment in the form of a beneficiary interest in a trust for cash consideration of RMB15,200, which had a stated maturity within one year. The Group extended the maturity date for another year in 2020 and disposed of the investment in 2021.

In 2020, the Group purchased another principal-guaranteed debt investment in the form of a beneficiary interest in a trust for cash consideration of RMB19,100, which had a stated maturity within one year. The Group disposed of this investment in 2021.

In 2021, the Group purchased another principal-guaranteed debt investment in the form of a beneficiary interest in a trust for cash consideration of RMB38,000, which had a stated maturity within one year. The Group disposed this investment in 2022.

As of December 31, 2022, there’s no principal-guaranteed debt investments.